UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2012

Date of reporting period:	10/31/2011

Item 1.	Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 4.8%
853,601	Northrop Grumman Corp.	$ 49,295,458
455,052	Precision Castparts Corp.	74,241,734

		123,537,192

Auto Components — 1.6%
876,487	Lear Corp.	41,116,005

Automobiles — 2.6%
2,594,688	General Motors Co.(a)(b)	67,072,685

Biotechnology — 1.9%
739,633	Celgene Corp.(b)	47,950,407

Chemicals — 5.5%
859,105	Monsanto Co.	62,499,889
1,361,113	Mosaic Co.	79,706,777

		142,206,666

Communications Equipment — 1.5%
745,839	QUALCOMM, Inc.	38,485,292

Computers & Peripherals — 6.2%
243,809	Apple, Inc.(b)	98,689,007
2,438,998	EMC Corp.(a)(b)	59,779,841

		158,468,848

Electronic Equipment & Instruments — 2.8%
10,894,741	Flextronics International Ltd.(b)	71,523,975

Energy Equipment & Services — 3.3%
554,591	National Oilwell Varco, Inc.	39,558,976
606,975	Schlumberger Ltd.	44,594,453

		84,153,429

Food Products — 8.2%
1,196,002	Bunge Ltd.	73,877,044
1,875,709	Kraft Foods, Inc. (Class A Stock)	65,987,443
3,721,028	Tyson Foods, Inc. (Class A Stock)	71,815,840

		211,680,327

Hotels, Restaurants & Leisure — 4.8%
4,188,179	International Game Technology	73,670,068
1,169,029	Starbucks Corp.	49,496,688

		123,166,756

Insurance — 2.9%
2,134,309	MetLife, Inc.	75,042,304

Internet & Catalog Retail — 2.8%
332,536	Amazon.com, Inc.(b)	70,999,761

Internet Software & Services — 4.5%
438,779	Baidu, Inc. (China), ADR(b)	61,508,040
90,123	Google, Inc. (Class A Stock)(b)	53,410,495

		114,918,535

IT Services — 1.8%
132,512	MasterCard, Inc. (Class A Stock)(a)	46,013,467

Media — 7.4%
2,996,516	Comcast Corp. (Class A Stock)	70,268,300
1,388,167	Liberty Global, Inc. (Series C Stock)(b)	53,263,968
1,525,277	Viacom, Inc. (Class B Stock)	66,883,396

		190,415,664

Metals & Mining — 4.9%
1,315,550	Freeport-McMoRan Copper & Gold, Inc.	52,964,043
1,513,809	Goldcorp, Inc.	73,934,432

		126,898,475

Oil, Gas & Consumable Fuels — 7.3%
994,568	Anadarko Petroleum Corp.	78,073,588
1,387,874	Marathon Oil Corp.	36,126,360
1,770,468	Southwestern Energy Co.(b)	74,430,475

		188,630,423

Personal Products — 1.8%
461,391	Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	45,423,944

Pharmaceuticals — 3.6%
593,118	Allergan, Inc.	49,893,086
1,385,338	Bristol-Myers Squibb Co.	43,762,828

		93,655,914

Software — 7.5%
2,802,375	CA, Inc.(a)	60,699,443
2,299,564	Oracle Corp.	75,356,712
420,512	Salesforce.com, Inc.(a)(b)	55,999,583

		192,055,738

Specialty Retail — 2.7%
4,697,664	Staples, Inc.(a)	70,277,053

Textiles, Apparel & Luxury Goods — 4.0%
783,675	Lululemon Athletica, Inc.(a)(b)	44,261,964
367,992	Ralph Lauren Corp.	58,433,450

		102,695,414

Wireless Telecommunication Services — 3.1%
579,929	American Tower Corp. (Class A Stock)(b)	31,954,088
5,459,156	MetroPCS Communications, Inc.(b)	46,402,826

		78,356,914

	TOTAL LONG-TERM INVESTMENTS (cost $2,131,941,541)	2,504,745,188

SHORT-TERM INVESTMENT — 7.8%
Affiliated Money Market Mutual Fund
200,911,550	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $200,911,550; includes $163,460,481 of cash collateral received for securities on loan)(c)(d)	200,911,550

	TOTAL INVESTMENTS — 105.3% (cost $2,332,853,091)(e)	2,705,656,738
	LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3%)	(137,157,718)

	NET ASSETS — 100.0%	$2,568,499,020

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,608,452; cash collateral of $163,460,481 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,349,895,190	$413,563,781	$(57,802,233)	$355,761,548

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,504,745,188	$—	$—
Affiliated Money Market Mutual Fund	200,911,550	—	—

Total	$2,705,656,738	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2011

*	Print the name and title of each signing officer under his or her signature.